CONVERTIBLE DEBENTURES AND WARRANTS (Tables)	12 Months Ended
Jan. 31, 2013
Convertible Debt Disclosure [Abstract]
Summary Of The Status Of The Warrants Granted

A summary of the status of 2007 warrants granted as of January 31, 2013 and 2012 is as follows:

		Average
		Exercise
Description	Shares	Price

Outstanding at January 31, 2012	1,190,000	$0.75
Expired	1,190,000	$0.75
Outstanding at January 31, 2013	-